Summary of significant accounting and reporting policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of significant accounting and reporting polices	Summary of significant accounting and reporting policies

General

In this Annual Report, references to “our,” “we,” “us,” “BNY Mellon,” the “Company” and similar terms refer to The Bank of New York Mellon Corporation and its consolidated subsidiaries. The term “Parent” refers to The Bank of New York Mellon Corporation but not its subsidiaries.

Nature of operations

BNY Mellon is a global leader in providing a broad range of financial products and services in domestic and international markets. Through our two principal businesses, Investment Services and Investment Management, we serve institutions, corporations and high-net-worth individuals. See Note 24 for the primary products and services of our principal businesses and other information.

Basis of presentation

The accounting and financial reporting policies of BNY Mellon, a global financial services company, conform to U.S. generally accepted accounting principles (“GAAP”) and prevailing industry practices.

In the opinion of management, all adjustments necessary for a fair presentation of financial position, results of operations and cash flows for the periods presented have been made. Certain immaterial reclassifications have been made to prior periods to place them on a basis comparable with current period presentation.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates based upon assumptions about future economic and market conditions which affect reported amounts and related disclosures in our financial statements. Our most significant estimates pertain to our allowance for loan losses and lending-related commitments, fair value of financial instruments and derivatives, goodwill and other intangibles and litigation and regulatory contingencies. Although our current estimates contemplate current conditions and how we expect them to change in the future, it is reasonably possible that actual conditions could be worse than anticipated in those estimates, which could materially affect our results of operations and financial condition.

Foreign currency translation

Assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the rate of exchange on the balance sheet date. Transaction gains and losses are included in the income statement. Translation gains and losses on investments in foreign entities with functional currencies that are not the U.S. dollar are recorded as foreign currency translation adjustments in other comprehensive income (“OCI”). Revenue and expense transactions are translated at the applicable daily rate or the weighted average monthly exchange rate when applying the daily rate is not practical.

Acquired businesses

The income statement and balance sheet include results of acquired businesses accounted for under the acquisition method of accounting pursuant to Accounting Standards Codification (“ASC”) 805, Business Combinations and equity investments from the dates of acquisition. Contingent purchase consideration is measured at its fair value and recorded on the purchase date. Any subsequent changes in the fair value of a contingent consideration liability are recorded through the income statement.

Consolidation

We evaluate an entity for possible consolidation in accordance with ASC 810, Consolidation. We first determine whether or not we have variable interests in the entity, which are investments or other interests that absorb portions of an entity’s expected losses or receive portions of the entity’s expected returns. Our variable interests may include decision-maker or service provider fees, direct and indirect investments and investments made by related parties, including related parties under common control. If it is determined that we do not have a variable interest in the entity, no further analysis is required and the entity is not consolidated.

If we hold a variable interest in the entity, further analysis is performed to determine if the entity is a variable interest entity (“VIE”) or a voting model entity (“VME”).
We consider the underlying facts and circumstances of individual entities when assessing whether or not an entity is a VIE. An entity is determined to be a VIE if the equity investors:

•	do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support; or

•	lack one or more of the following characteristics of a controlling financial interest:

•	the power, through voting rights or similar rights, to direct the activities of an entity that most significantly impact the entity’s economic performance;

•	the obligation to absorb the expected losses of the entity; and

•	the right to receive the expected residual returns of the entity.

We reconsider and reassess whether or not we are the primary beneficiary of a VIE when governing documents or contractual arrangements are changed that would reallocate the obligation to absorb expected losses or receive expected residual returns between BNY Mellon and the other investors. This could occur when BNY Mellon disposes of its variable interests in the fund, when additional variable interests are issued to other investors or when we acquire additional variable interests in the VIE.

We consolidate a VIE if it is determined that we have a controlling financial interest in the entity. We have a controlling financial interest in a VIE when we have both (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to that VIE.

For entities that do not meet the definition of a VIE, the entity is considered a VME. We consolidate these entities if we can exert control over the financial and operating policies of an investee, which can occur if we have a 50% or more voting interest in the entity.

See Note 14 for additional disclosures related to our variable interests.

Equity method investments, including renewable energy investments

Equity investments of less than a majority but at least 20% ownership are accounted for by the equity method and included in other assets. Earnings on these investments are reflected as investment services fees, investment management and performance fees or investment and other income, as appropriate, in the period earned.

A loss in value of an equity investment that is determined to be other-than-temporary is recognized by reducing the carrying value of the equity investment to its fair value.

Renewable energy investment projects through limited liability companies are accounted for using the equity method of accounting. The hypothetical liquidation at book value (“HLBV”) methodology is used to determine the pre-tax loss that is recognized in each period. HLBV estimates the liquidation value at the beginning and end of each period, with the difference recognized as the amount of loss under the equity method.

The pre-tax losses are reported in investment and other income on the income statement. The corresponding tax benefits and credits are recorded as a reduction to provision for income taxes on the income statement. The pre-tax losses, tax benefits and credits are included in our projected annual effective tax rate.

See Note 8 for the amount of our renewable energy investments. Below are our most significant equity method investments, other than the investments in renewable energy.

Equity method investments at Dec. 31, 2019
(dollars in millions)	Percentage ownership	Book value
CIBC Mellon Global Securities Services Company (“CIBC Mellon”)	50.0%	$626
Siguler Guff	20.0%	$233

Restricted cash and securities

Cash and securities may be segregated under federal and other regulatory requirements and consists of excess client funds held by our broker-dealer entities. Restricted cash is included in interest-bearing deposits with banks on the balance sheet and with cash and due from banks when reconciling the beginning and end-of-period balances on the consolidated statement of cash flows.

Securities purchased under resale agreements and securities sold under repurchase agreements

Securities purchased under resale agreements and securities sold under repurchase agreements are accounted for as collateralized financings. Generally, these agreements are recorded at the amounts at which the securities will be subsequently resold or repurchased, plus accrued interest.

Securities purchased under resale agreements are fully collateralized with high-quality liquid securities. Collateral requirements are monitored and additional collateral is received or provided, as required. As such, these transactions carry minimal credit risk and are not allocated an allowance for credit losses.

Where an enforceable netting agreement exists, resale and repurchase agreements executed with the same counterparty and the same maturity date are reported on a net basis on the balance sheet.

Securities – Debt

Debt securities are classified as available-for-sale, held-to-maturity or trading securities when they are purchased. Debt securities are classified as available-for-sale securities when we intend to hold the securities for an indefinite period of time or when the securities may be used for tactical asset/liability purposes and may be sold from time to time to effectively manage interest rate exposure, prepayment risk and liquidity needs. Debt securities are classified as held-to-maturity securities when we intend and have the ability to hold them until maturity. Debt securities are classified as trading securities when our intention is to resell the securities.

Available-for-sale securities are measured at fair value. The difference between fair value and amortized cost representing unrealized gains or losses on assets classified as available-for-sale, are recorded net of tax as an addition to or deduction from OCI, unless a security is deemed to have other-than-temporary impairment (“OTTI”). Realized gains and losses on sales of available-for-sale securities are reported on the income statement. The cost of debt securities sold is determined on a specific identification method. Held-to-maturity securities are measured at amortized cost.
Trading securities are measured at fair value and included in trading assets on the balance sheet. Trading revenue includes both realized and unrealized gains and losses. The liability incurred on short-sale transactions, representing the obligation to deliver securities, is included in trading liabilities at fair value.

Income on securities purchased is adjusted for amortization of premium and accretion of discount on a level yield basis, generally over their contractual life.

We routinely conduct periodic reviews to identify and evaluate each security not measured at fair value through earnings to determine whether OTTI has occurred. We examine various factors when determining whether an impairment, representing the fair value of a security being below its amortized cost, is other-than-temporary. The following are examples of factors that we consider:

•	The length of time and the extent to which the fair value has been less than the amortized cost basis;

•	Whether management has an intent to sell the security;

•	Whether the decline in fair value is attributable to specific conditions, such as conditions in an industry or in a geographic area, affecting a particular investment;

•	Whether a debt security has been downgraded by a rating agency;

•	Whether a debt security exhibits cash flow deterioration; and

•
For each non-agency residential mortgage-backed security (“RMBS”), we compare the remaining credit enhancement that protects the individual security from losses against the projected losses of principal and/or interest expected to come from the underlying mortgage collateral, to determine whether such credit losses might directly impact the relevant security.

When we do not intend to sell the security and it is more likely than not that we will not be required to sell the security prior to recovery of its cost basis, the credit component of an OTTI of a debt security is recognized in earnings and the non-credit component is recognized in OCI. For held-to-maturity debt securities, the amount of OTTI recorded in OCI for the non-credit portion of a previous OTTI is amortized prospectively, as an increase to the carrying amount of the security, over the remaining life of the security on the basis of the timing of future estimated cash flows of the securities.

The determination of whether a credit loss exists is based on the best estimate of the present value of cash flows to be collected from the debt security. Generally, cash flows are discounted at the effective interest rate implicit in the debt security at the time of acquisition. For debt securities that are beneficial interests in securitized financial assets and are not high credit quality, ASC 325, Investments - Other, provides that cash flows be discounted at the current yield used to accrete the beneficial interest.

If we intend to sell the security or it is more likely than not that we will be required to sell the security prior to recovery of its cost basis, the credit and non-credit components of OTTI are recognized in earnings and subsequently accreted to interest income on an effective yield basis over the life of the security.

The accounting policy for the determination of the fair value of financial instruments has been identified as a “critical accounting estimate” as it requires us to make numerous assumptions based on available market data. See Note 4 for these disclosures.

Securities – Equity

Investments in equity securities that do not result in consolidation and are not accounted for under the equity method are measured at fair value with changes in the fair value recognized through earnings, unless one of two available exceptions applies. The first exception, a scope exception, allows Federal Reserve Bank stock, Federal Home Loan Bank stock and exchange memberships to remain accounted for at cost, less impairment. The second practicability exception is an election available for equity investments that do not have readily determinable fair values. For certain investments where the Company has chosen the practicability exception, such investments are accounted for in other assets on the balance sheet at cost adjusted for impairment, if any, plus or minus observable price changes in orderly transactions for an identical or similar investment of the same issuer with any such changes reflected in investment and other income. Equity securities with readily determinable fair values are classified in trading assets with changes in fair value reflected in foreign exchange and other trading revenue.

Loans

Loans are reported at amortized cost, net of any unearned income and deferred fees and costs. Certain loan origination and upfront commitment fees, as well as certain direct loan origination and commitment costs, are deferred and amortized as a yield adjustment over the lives of the related loans. Loans held for sale are carried at the lower of cost or fair value.

A modified loan is considered a troubled debt restructuring (“TDR”) if the debtor is experiencing financial difficulties and the creditor grants a concession to the debtor that would not otherwise be considered.  A TDR may include a transfer of real estate or other assets from the debtor to the creditor, or a modification of the term of the loan.  TDRs are accounted for as impaired loans (see the Nonperforming assets policy).

Nonperforming assets

Commercial loans are placed on nonaccrual status when principal or interest is past due 90 days or more, or when there is reasonable doubt that interest or principal will be collected.

When a first or second lien residential mortgage loan reaches 90 days delinquent, it is subject to an impairment test and placed on nonaccrual status.

When a loan is placed on nonaccrual status, previously accrued and uncollected interest is reversed against current period interest revenue. Interest receipts on nonaccrual and impaired loans are recognized as interest revenue or are applied to principal when we believe the ultimate collectability of principal is in doubt. Nonaccrual loans generally are restored to an accrual basis when principal and interest become current and remain current for a specified period.

A loan is considered to be impaired when it is probable that we will be unable to collect all principal and interest amounts due according to the contractual terms of the loan agreement. An impairment allowance is measured based upon the loan’s market value, the present value of expected future cash flows, discounted at the loan’s initial effective interest rate, or at fair value of the collateral if the loan is collateral dependent. If the loan valuation is less than the recorded value of the loan, an impairment allowance is established by a provision for credit loss or a write-down is taken. Impairment allowances are not needed when the recorded investment in an impaired loan is less than the loan valuation.

Allowance for loan losses and allowance for lending-related commitments

The allowance for loan losses, presented as a valuation allowance to loans, and the allowance for lending-related commitments recorded in other liabilities, are referred to as BNY Mellon’s allowance for credit losses. The accounting policy for determining the allowances has been identified as a “critical accounting estimate” as it requires us to make numerous complex and subjective estimates and assumptions relating to amounts which are inherently uncertain.

The allowance for loan losses is maintained to absorb losses inherent in the loan portfolio as of the balance sheet date based on our judgment. The allowance determination methodology is designed to provide procedural discipline in assessing the appropriateness of the allowance. Credit losses are charged against the allowance. Recoveries are added to the allowance.

The methodology for determining the allowance for lending-related commitments considers the same factors as the allowance for loan losses, as well as an estimate of the probability of drawdown at default. We utilize a quantitative methodology and qualitative framework for determining the allowance for loan losses and the allowance for lending-related commitments. Within this qualitative framework, management applies judgment when assessing internal risk factors and environmental factors to compute an additional allowance for each component of the loan portfolio.

The components of the allowance for loan losses and the allowance for lending-related commitments are inclusive of the qualitative allowance framework and consist of the following three elements:

•	an allowance for impaired credits of $1 million or greater;

•	an allowance for higher risk-rated credits and pass-rated credits; and

•	an allowance for residential mortgage loans.

Our lending is primarily to institutional customers. As a result, our loans are generally larger than $1 million. Therefore, the first element, impaired credits, is based on individual analysis of all impaired loans of $1 million and greater. The allowance is measured by the difference between the recorded value of impaired loans and their impaired value. Impaired value is either the present value of the expected future cash flows from the borrower, the market value of the loan, or the fair value of the collateral, if the loan is collateral dependent.

The second element, higher risk-rated credits and pass-rated credits, is based on our incurred loss model. Individual credit analyses are performed on such loans before being assigned a credit rating. All borrowers are collectively evaluated based on their credit rating. The loss inherent in each loan incorporates the borrower’s credit rating, facility rating and maturity. The loss given default, derived from the facility rating, incorporates a recovery expectation and an estimate of the use of the facility at default (usage given default). The borrower’s probability of default is derived from the associated credit rating. Borrower ratings are reviewed at least annually and are periodically mapped to third-party databases, including rating agency and default and recovery databases, to ensure ongoing consistency and validity. Higher risk-rated credits are reviewed quarterly.

The third element, the allowance for residential mortgage loans, is determined by segregating mortgage pools into delinquency periods ranging from current through foreclosure. Each of these delinquency periods is assigned a probability of default. A specific loss given default is assigned for each mortgage pool. We assign all residential mortgage pools, except home equity lines of credit, a probability of default and loss given default based on default and loss data derived from internal historical data related to our residential mortgage portfolio. The resulting incurred loss factor (the probability of default multiplied by the loss given default) is applied against the loan balance to determine the allowance held for each pool. This approach is applied to the other residential mortgage portfolio (a relatively small sub-segment of our mortgage loans). The allowance for wealth management loans and mortgages originated by our Wealth Management business (the majority of mortgage loans held) is assessed using the second element described above. For home equity lines of credit, probability of default and loss given default are based on external data from third-party databases due to the small size of the portfolio and insufficient internal data.

The qualitative framework is used to determine an additional allowance for each portfolio based on the factors below:

Internal risk factors:

•	Ratio of nonperforming loans to total non-margin loans;

•	Ratio of criticized assets to total loans and lending-related commitments;

•	Borrower concentration; and

•	Significant concentrations in high risk industries and countries.

Environmental risk factors:

•	U.S. non-investment grade default rate;

•	Unemployment rate; and

•	Change in real gross domestic product.

The objective of the qualitative framework is to capture incurred losses that may not have been fully captured in the quantitative reserve, which is based primarily on historical data. Management determines the qualitative allowance for each period based on judgment informed by consideration of internal and external risk factors and other considerations that may be deemed relevant during the period. Once determined in the aggregate, our qualitative allowance is then allocated to each of our loan classes based on the respective classes’ quantitative allowance balances with the allocations adjusted, when necessary, for class specific risk factors.

For each risk factor, we calculate the minimum and maximum values, and percentiles in-between, to evaluate the distribution of our historical experience. The distribution of historical experience is compared to the risk factor’s current quarter observed experience to assess the current risk inherent in the portfolio and overall direction/trend of a risk factor relative to our historical experience.

Based on this analysis, we assign a risk level–no impact, low, moderate, high and elevated–to each risk factor for the current quarter. Management assesses the impact of each risk factor to determine an aggregate risk level. We do not quantify the impact of any particular risk factor. Management’s assessment of the risk factors, as well as the trend in the quantitative allowance, supports management’s judgment for the overall required qualitative allowance. A smaller qualitative allowance may be required when our quantitative allowance has reflected incurred losses associated with the aggregate risk level. A greater qualitative allowance may be required if our quantitative allowance does not yet reflect the incurred losses associated with the aggregate risk level.

The allocation of the allowance for credit losses is inherently judgmental, and the entire allowance for credit losses is available to absorb credit losses regardless of the nature of the loss.

Premises and equipment

Premises and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the estimated useful life of the owned asset and, for leasehold improvements, over the lesser of the remaining term of the leased facility or the estimated economic life of the improvement. For owned and capitalized assets, estimated useful lives range from 2 to 40 years. Maintenance and repairs are charged to expense as incurred, while major improvements are capitalized and amortized to operating expense over their identified useful lives.

Leasing

We determine if an arrangement is a lease at inception. Right-of-use (“ROU”) assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments. The ROU assets and lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. For all leases, we use a discount rate that represents a collateralized incremental borrowing rate based on similar terms and information available at commencement date of the lease in determining the present value of lease payments. In addition to the lease payments, the determination of an ROU asset may also include certain adjustments related to lease incentives and initial direct costs incurred. Options to extend or terminate a lease are included in the determination of the ROU asset and lease liability only when it is reasonably certain that we will exercise that option.

Lease expense for operating leases is recognized on a straight-line basis over the lease term, while the lease expense for finance leases is recognized using the effective interest method. ROU assets are reviewed for impairment when events or circumstances indicate that the carrying amount may not be recoverable. For operating leases, if deemed impaired, the ROU asset is written down and the remaining balance is subsequently amortized on a straight-line basis which results in lease expense recognition that is similar to finance leases.

For all leases, we have elected to account for the contractual lease and non-lease components as a single lease component and include them in the calculation of the lease liability. The non-lease variable components, such as maintenance expense and other variable costs including non-index or rate escalations, have been excluded from the calculation. Additionally, for certain equipment leases, we apply a portfolio approach to account for the operating lease ROU assets and liabilities.

For subleasing activities, the rental income is reported as part of net occupancy expense, as this activity is not a significant business activity and is part of the Company’s customary business practice.

For direct finance leases, unearned revenue is accreted over the lives of the leases in decreasing amounts to provide a constant rate of return on the net investment in the leases. We have leveraged lease transactions that were entered into prior to Dec. 31, 2018. These leases are grandfathered under ASC 842, Leases, which became effective Jan. 1, 2019, and will continue to be accounted for under the prior guidance unless the leases are subsequently modified. Revenue on leveraged leases is recognized on a basis to achieve a constant yield on the outstanding investment in the lease, net of the related deferred tax liability, in the years in which the net investment is positive. Gains and losses on residual values of leased equipment sold are included in investment and other income. Impairment of leveraged lease residual values that is deemed other-than-temporary is reflected in net interest revenue. Considering the nature of these leases and the number of significant assumptions, there is risk associated with the income recognition on these leases should any of the assumptions change materially in future periods.

Software

We capitalize costs relating to acquired software and internal-use software development projects that provide new or significantly improved functionality. We capitalize projects that are expected to result in longer-term operational benefits, such as replacement systems or new applications that result in significantly increased operational efficiencies or functionality. All other costs incurred in connection with an internal-use software project are expensed as incurred. Capitalized software is recorded in other assets on the balance sheet. We record amortization of capitalized software in software and equipment expense on the income statement.

Identified intangible assets and goodwill

Identified intangible assets with estimable lives are amortized in a pattern consistent with the assets’ identifiable cash flows or using a straight-line method over their remaining estimated benefit periods if the pattern of cash flows is not estimable. Intangible assets with estimable lives are reviewed for possible impairment when events or changed circumstances may affect the underlying basis of the asset. Goodwill and intangibles with indefinite lives are not amortized, but are assessed annually for impairment, or more often if events and circumstances indicate it is more likely than not they may be impaired and to determine if the lives are no longer indefinite and should be amortized. The amount of goodwill impairment is determined by the excess of the carrying value of the reporting unit over its fair value. The accounting policy for valuing and impairment testing of identified intangible assets and goodwill has been identified as a “critical accounting estimate” as it requires us to make numerous complex and subjective estimates. See Note 7 for additional disclosures related to goodwill and intangible assets.

Investments in qualified affordable housing projects

Investments in qualified affordable housing projects through a limited liability entity are accounted for utilizing the proportional amortization method.  Under the proportional amortization method, the initial cost of the investment is amortized to the provision for income taxes in proportion to the tax credits and other tax benefits received. The net investment performance, including tax credits and other benefits received, is recognized in the income statement as a component of the provision for income taxes. Additionally, the value of the commitments to fund qualified affordable housing projects is included in other assets on the balance sheet and a liability is recorded for the unfunded portion.

Seed capital

Seed capital investments are generally classified as other assets and carried at fair value. Unrealized gains and losses on seed capital investments are recorded in investment and other income. Certain risk retention investments in our collateralized loan obligations (“CLOs”) are classified as available-for-sale securities.

Noncontrolling interests

Noncontrolling interests included in permanent equity are adjusted for the income or loss attributable to the noncontrolling interest holders and any distributions to those shareholders. Redeemable noncontrolling interests are reported as temporary equity. We recognize changes in the redemption value of the redeemable noncontrolling interests as they occur and adjust the carrying value to be equal to the redemption value.

Fee revenue

Investment Services and Investment Management revenue is based on terms specified in a contract with a customer, and excludes any amounts collected on behalf of third parties. Revenue is recognized when, or as, a performance obligation is satisfied by transferring control of a good or service to a customer. A performance obligation may be satisfied over time or at a point in time. Revenue from a performance obligation satisfied over time is recognized by measuring our progress in satisfying the performance obligation in a manner that reflects the transfer of goods and services to the customer. Revenue from a performance obligation satisfied at a point in time is recognized at the point in time the customer obtains control of the promised good or service. The amount of revenue recognized reflects the consideration we expect to be entitled to in exchange for the promised goods and services. Taxes assessed by a governmental authority, that are both imposed on, and concurrent with, a specific revenue-producing transaction, are collected from a customer and are excluded from revenue.

Performance fees are recognized in the period in which the performance fees are earned and become determinable. Performance fees are constrained until all uncertainties are resolved and reversal of previously recorded amounts is not probable. Performance fees are generally calculated as a percentage of the applicable portfolio’s performance in excess of a benchmark index or a peer group’s performance. When a portfolio underperforms its benchmark or fails to generate positive performance, subsequent years’ performance must generally exceed this shortfall prior to fees being earned. Amounts billable, which are subject to a clawback if future performance thresholds in current or future years are not met, are not recognized since the fees are potentially uncollectible. These fees are recognized when it is determined that they will be collected. When a multi-year performance contract provides that fees earned are billed ratably over the performance period, only the portion of the fees earned that are non-refundable are recognized.

Additionally, we recognize revenue from non-refundable, implementation fees under outsourcing contracts using a straight-line method, commencing in the period the ongoing services are performed through the expected term of the contractual relationship. Incremental direct set-up costs of implementation, up to the related customer margin or minimum fee revenue amount, are deferred and amortized over the same period that the related implementation fees are recognized. If a client terminates an outsourcing contract prematurely, the unamortized deferred incremental direct set-up costs and the unamortized deferred implementation fees related to that contract are recognized in the period the contract is terminated.

We record foreign exchange and other trading revenue, financing-related fees and other revenue when the services are provided and earned based on contractual terms, when amounts are determined and collectability is reasonably assured.

Net interest revenue

Revenue on interest-earning assets and expense on interest-bearing liabilities are recognized based on the effective yield of the related financial instrument. The amortization of premiums and accretion of discounts are included in interest revenue and are adjusted for prepayments when they occur, such that, the effective yield remains constant throughout the contractual life of the security. Negative interest incurred on assets or charged on liabilities is presented as contra interest income and contra expense, respectively.

Pension

The measurement date for BNY Mellon’s pension plans is December 31. Plan assets are determined based on fair value generally representing observable market prices. The projected benefit obligation is determined based on the present value of projected benefit distributions at an assumed discount rate. The discount rate utilized is based on the yield curves of high-quality corporate bonds available in the marketplace. The net periodic pension expense or credit includes service costs (if applicable), interest costs based on an assumed discount rate, an expected return on plan assets based on an actuarially derived market-related value, amortization of prior service cost and amortization of prior years’ actuarial gains and losses.

Actuarial gains and losses include gains or losses related to changes in the amount of the projected benefit obligation or plan assets resulting from demographic or investment experience different than assumed, changes in the discount rate or other assumptions. To the extent an actuarial gain or loss exceeds 10% of the greater of the projected benefit obligation or the market-related value of plan assets, the excess is generally recognized over the future service periods of active employees. Benefit accruals under the U.S. pension plans and the largest foreign pension plan in the United Kingdom (“UK”) are frozen. Future unrecognized actuarial gains and losses for these frozen plans that exceed a threshold amount are amortized over the average future life expectancy of plan participants with a maximum of 15 years.

Our expected long-term rate of return on plan assets is based on anticipated returns for each applicable asset class. Anticipated returns are weighted for the expected allocation for each asset class and are based on forecasts for prospective returns in the equity and fixed-income markets, which should track the long-term historical returns for these markets. We also consider the growth outlook for U.S. and global economies, as well as current and prospective interest rates.

The market-related value utilized to determine the expected return on plan assets is based on the fair value of plan assets adjusted for the difference between expected returns and actual performance of plan assets. The difference between actual experience and expected returns on plan assets is included as an adjustment in the market-related value over a five-year period.

See Note 18 for additional disclosures related to pensions.

Stock-based compensation

Compensation expense relating to share-based payments is recognized in staff expense on the income statement, on a straight-line basis, over the applicable vesting period.

Certain stock compensation grants vest when the employee retires. New grants with this feature are expensed by the first date the employee is eligible to retire. We estimate forfeitures when recording compensation cost related to share-based payment awards.

Severance

BNY Mellon provides separation benefits for U.S.-based employees through The Bank of New York Mellon Corporation Supplemental Unemployment Benefit Plan. These benefits are provided to eligible employees separated from their jobs for business reasons not related to individual performance. Basic separation benefits are generally based on the employee’s years of continuous benefited service. Severance for employees based outside of the U.S. is determined in accordance with local agreements and legal requirements. Severance expense is recorded when management commits to an action that will result in separation and the amount of the liability can be reasonably estimated.

Income taxes

We record current tax liabilities or assets through charges or credits to the current tax provision for the estimated taxes payable or refundable for the current year. Deferred tax assets and liabilities are recorded for future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A deferred tax valuation allowance is established if it is more likely than not that all or a portion of the deferred tax assets will not be realized. A tax position that fails to meet a more-likely-than-not recognition threshold will result in either reduction of current or deferred tax assets, and/or recording of current or deferred tax liabilities. Interest and penalties related to income taxes are recorded as income tax expense.

Derivative financial instruments

Derivatives are recorded on the balance sheet at fair value and include futures, forwards, interest rate swaps, foreign currency swaps and options and similar products. Derivatives in an unrealized gain position are recognized as assets while derivatives in unrealized loss position are recognized as liabilities. Derivatives are reported net by counterparty and after consideration of cash collateral, to the extent subject to legally enforceable netting agreements. Derivatives designated and effective in qualifying hedging relationships are classified in other assets or other liabilities on the balance sheet. All other derivatives are classified within trading assets or trading liabilities on the balance sheet. Gains and losses on trading derivatives are generally included in foreign exchange and other trading revenue.

We enter into various derivative financial instruments for non-trading purposes primarily as part of our asset/liability management process. These non-trading derivatives are designated as one of three types of hedge activities: fair value, cash flow or net investment hedges. Gains and losses on derivatives associated with fair value hedges are recorded in income as well as any change in the value of the related hedged item associated with the designated risks being hedged. Gains and losses on cash flow hedges are recorded in OCI, until reclassified into earnings in the same period the hedged item impacts earnings. Foreign currency transaction gains and losses related to a hedged net investment in a foreign operation, net of their tax effect, are recorded with cumulative foreign currency translation adjustments within OCI.

To qualify for hedge accounting, each hedge relationship is required to be highly effective at reducing the risk associated with the exposure being hedged, both prospectively and retrospectively. We formally document all relationships including hedging instruments and hedged items, as well as our risk management objectives and strategy for undertaking each hedging transaction. At inception, the potential cause of ineffectiveness related to each of our hedges is assessed to determine if we can expect the hedge to be highly effective over the life of the transaction. At hedge inception, we document the methodology to be utilized for evaluating effectiveness on an ongoing basis, and we monitor ongoing hedge effectiveness at least quarterly.

For qualifying fair value hedges, changes in the fair value of the derivative, and changes in the value of the hedged item associated with the designated risks being hedged, are recognized in earnings. Certain amounts excluded from the assessment of effectiveness are recorded in OCI and recognized in earnings through an amortization approach over the life of the derivative. We discontinue hedge accounting prospectively when we determine that the hedge is no longer effective or the derivative expires, is sold, or management discontinues the derivative’s hedge designation. Subsequent gains and losses on these derivatives are included in foreign exchange and other trading revenue. For discontinued fair value hedges, the accumulated gain or loss on the hedged item is amortized on a yield basis over the remaining life of the hedged item.

For qualifying cash flow hedges, changes in the fair value of the derivative are recorded in OCI, until reclassified into earnings in the same period the hedged item impacts earnings. If the hedge relationship is terminated, then the change in value will be reclassified from OCI to earnings when the cash flows that were previously hedged affect earnings. If cash flow hedge accounting is discontinued as a result of a forecasted transaction no longer being probable to occur, then the amount reported in OCI is immediately reclassified to current earnings.

Derivative amounts affecting earnings are recognized in the same income statement line as the hedged item affects earnings, principally interest income, interest expense and other revenue.

Foreign currency transaction gains and losses related to qualifying hedges of net investments in a foreign operation are recorded with cumulative foreign currency translation adjustments within OCI net of their tax effect. The Company evaluates effectiveness of its foreign currency derivatives designated as hedges of its net investments utilizing the forward rate method.

The determination of fair value of derivative financial instruments has been identified as a “critical accounting estimate.” See Note 23 for additional disclosures related to derivative financial instruments.

Earnings per common share

Earnings per common share is calculated using the two-class method under which earnings are allocated to common shareholders and holders of participating securities. Unvested stock-based compensation awards that contain non-forfeitable rights to dividends or dividend equivalents are considered participating securities under the two-class method.

Basic earnings per share is calculated by dividing net income allocated to common shareholders of BNY Mellon by the average number of common shares outstanding and vested stock-based compensation awards where recipients have satisfied either the explicit vesting terms or retirement-eligibility requirements.

Diluted earnings per common share is computed under the more dilutive of either the treasury stock method or the two-class method. We increase the average number of shares of common stock outstanding by the assumed number of shares of common stock that would be issued assuming the exercise of stock options and the issuance of shares related to stock-based compensation awards using the treasury stock method, if dilutive. Diluted earnings per share is calculated by dividing net income allocated to common shareholders of BNY Mellon by the adjusted average number of common shares outstanding.

Statement of cash flows

We have defined cash as cash and due from banks. Cash flows from hedging activities are classified in the same category as the items hedged. Distributions received from equity method investees are classified as cash inflows from operating activities on the statement of cash flows. Excess returns on investments of equity method investments are classified as cash flows from investing activities on the statement of cash flows.